Document And Entity Information	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Rani Therapeutics Holdings, Inc.
Entity Central Index Key	0001856725
Entity Emerging Growth Company	true
Entity File Number	001-40672
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3114789
Entity Address, Address Line One	47709 Fremont Blvd
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(408)
Local Phone Number	457-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RANI
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	2051 Ringwood Avenue
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	, 95131